Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000230310 | InterDigital, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230310 | MongoDB, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000230310 | Palantir Technologies, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000230310 | Datadog, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000230310 | Snowflake, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000230310 | Confluent, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230310 | Zebra Technologies Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230310 | Elastic NV,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230310 | Tyler Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230310 | Dynatrace, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230310 | Others country
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230310 | United States
Holdings [Line Items]
Percent of Total Investments	85.40%
C000230310 | Israel
Holdings [Line Items]
Percent of Total Investments	6.50%
C000230310 | France
Holdings [Line Items]
Percent of Total Investments	3.30%
C000230310 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.20%
C000230310 | Canada
Holdings [Line Items]
Percent of Total Investments	0.90%
C000195295 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000124906 | Enbridge, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000124906 | National Grid plc,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000124906 | Vinci SA,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124906 | American Tower Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000124906 | Williams Cos., Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000124906 | TC Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000124906 | Sempra,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000124906 | Kinder Morgan, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000124906 | Energy Transfer LP,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124906 | Exelon Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000124906 | Others country
Holdings [Line Items]
Percent of Total Investments	4.30%
C000124906 | United States
Holdings [Line Items]
Percent of Total Investments	49.70%
C000124906 | France
Holdings [Line Items]
Percent of Total Investments	5.60%
C000124906 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	7.30%
C000124906 | Canada
Holdings [Line Items]
Percent of Total Investments	17.30%
C000124906 | Spain
Holdings [Line Items]
Percent of Total Investments	5.90%
C000124906 | Australia
Holdings [Line Items]
Percent of Total Investments	2.80%
C000124906 | Italy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000124906 | China
Holdings [Line Items]
Percent of Total Investments	1.80%
C000124906 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.30%
C000124906 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.30%
C000182948 | Halliburton Co.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000182948 | Diamondback Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000182948 | SLB Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000182948 | Valero Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182948 | Baker Hughes Co.,A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182948 | Marathon Petroleum Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182948 | Marriott International, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182948 | Chevron Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182948 | Delta Air Lines, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182948 | EOG Resources, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115056 | Ares Capital Corp.,
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000115056 | Main Street Capital Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000115056 | 3i Group plc,
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000115056 | Sofina SA,
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000115056 | Onex Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000115056 | FS KKR Capital Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000115056 | Golub Capital BDC, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000115056 | Hercules Capital, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115056 | HgCapital Trust plc,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115056 | Eurazeo SE,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115056 | Others country
Holdings [Line Items]
Percent of Total Investments	6.90%
C000115056 | United States
Holdings [Line Items]
Percent of Total Investments	46.70%
C000115056 | France
Holdings [Line Items]
Percent of Total Investments	7.50%
C000115056 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	17.10%
C000115056 | Canada
Holdings [Line Items]
Percent of Total Investments	6.40%
C000115056 | Belgium
Holdings [Line Items]
Percent of Total Investments	8.70%
C000115056 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.50%
C000115056 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.20%
C000096244 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Fabrinet,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | IonQ, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Nextpower, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Guardant Health, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Kratos Defense & Security Solutions, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Bridgebio Pharma, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Madrigal Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Coeur Mining, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000123089 | Quikrete Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123089 | Medline Borrower LP,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123089 | Cloud Software Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123089 | EchoStar Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123089 | Level 3 Financing, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123089 | TransDigm, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123089 | Carnival Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123089 | Community Health Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123089 | HUB International Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000123089 | First Quantum Minerals Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000107655 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000132381 | Morgan Stanley,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132381 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132381 | Oracle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000132381 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000132381 | International Business Machines Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000132381 | Bank of America Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000132381 | Goldman Sachs Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132381 | HSBC Holdings plc,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132381 | Cisco Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132381 | GlaxoSmithKline Capital, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171471 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	84.80%
C000059344 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059344 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059344 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059344 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059344 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059344 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059344 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059344 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059344 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059344 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195298 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000195298 | Alibaba Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000195298 | eBay, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000195298 | Carvana Co.,A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195298 | Coupang, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195298 | Chewy, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195298 | Wayfair, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195298 | Bed Bath & Beyond, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195298 | GigaCloud Technology, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195298 | Buckle, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115055 | Anywhere Real Estate, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115055 | Avadel Pharmaceuticals plc,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115055 | Northwestern Energy Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115055 | Civitas Resources, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115055 | New Gold, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115055 | Kenvue, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115055 | Axalta Coating Systems Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115055 | Green Dot Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115055 | NuVista Energy Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115055 | Teck Resources Ltd.,B
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000115055 | Others country
Holdings [Line Items]
Percent of Total Investments	4.40%
C000115055 | United States
Holdings [Line Items]
Percent of Total Investments	79.90%
C000115055 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.30%
C000115055 | Canada
Holdings [Line Items]
Percent of Total Investments	7.10%
C000115055 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234747 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234747 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234747 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234747 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234747 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234747 | eXp World Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234747 | QUALCOMM, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234747 | Unity Software, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234747 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234747 | Kopin Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144590 | Sonic Healthcare Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144590 | Deutsche Boerse AG,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144590 | Astellas Pharma, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | Roche Holding AG,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | UCB SA,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | CSL Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | DCC plc,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | United Utilities Group plc,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | Pro Medicus Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | Financiere de Tubize SA,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | Others country
Holdings [Line Items]
Percent of Total Investments	13.00%
C000144590 | France
Holdings [Line Items]
Percent of Total Investments	3.50%
C000144590 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	13.50%
C000144590 | Spain
Holdings [Line Items]
Percent of Total Investments	2.50%
C000144590 | Australia
Holdings [Line Items]
Percent of Total Investments	10.10%
C000144590 | Italy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000144590 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.60%
C000144590 | Belgium
Holdings [Line Items]
Percent of Total Investments	6.30%
C000144590 | Switzerland
Holdings [Line Items]
Percent of Total Investments	12.00%
C000144590 | Japan
Holdings [Line Items]
Percent of Total Investments	26.80%
C000144590 | Germany
Holdings [Line Items]
Percent of Total Investments	5.00%
C000144591 | Haci Omer Sabanci Holding A/S,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144591 | Bank of China Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144591 | Sun Pharmaceutical Industries Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144591 | Localiza Rent a Car SA,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144591 | Hankook Tire & Technology Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144591 | Lotes Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144591 | China Tower Corp. Ltd.,H
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144591 | Wistron Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144591 | NAURA Technology Group Co. Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144591 | Persistent Systems Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144591 | Others country
Holdings [Line Items]
Percent of Total Investments	4.60%
C000144591 | Israel
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144591 | China
Holdings [Line Items]
Percent of Total Investments	49.40%
C000144591 | India
Holdings [Line Items]
Percent of Total Investments	18.70%
C000144591 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.30%
C000144591 | South Korea
Holdings [Line Items]
Percent of Total Investments	4.30%
C000144591 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.20%
C000144591 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.20%
C000144591 | Turkey
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144591 | Colombia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144591 | Thailand
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144592 | Deutsche Boerse AG,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144592 | Roche Holding AG,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | UCB SA,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | DCC plc,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | United Utilities Group plc,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | Financiere de Tubize SA,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | Halma plc,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144592 | Nemetschek SE,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144592 | Buzzi SpA,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144592 | Legal & General Group plc,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144592 | Others country
Holdings [Line Items]
Percent of Total Investments	6.50%
C000144592 | France
Holdings [Line Items]
Percent of Total Investments	6.30%
C000144592 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.90%
C000144592 | Spain
Holdings [Line Items]
Percent of Total Investments	4.40%
C000144592 | Italy
Holdings [Line Items]
Percent of Total Investments	6.50%
C000144592 | Belgium
Holdings [Line Items]
Percent of Total Investments	11.20%
C000144592 | Switzerland
Holdings [Line Items]
Percent of Total Investments	21.40%
C000144592 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.40%
C000144592 | Germany
Holdings [Line Items]
Percent of Total Investments	8.90%
C000144592 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.30%
C000144592 | Norway
Holdings [Line Items]
Percent of Total Investments	2.20%
C000222595 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222595 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222595 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | Roche Holding AG,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | International Flavors & Fragrances, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | Danaher Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | McCormick & Co., Inc. (Non-Voting),
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | Corteva, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Others country
Holdings [Line Items]
Percent of Total Investments	2.60%
C000222595 | United States
Holdings [Line Items]
Percent of Total Investments	74.90%
C000222595 | Canada
Holdings [Line Items]
Percent of Total Investments	1.90%
C000222595 | China
Holdings [Line Items]
Percent of Total Investments	5.30%
C000222595 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.10%
C000222595 | Japan
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222595 | Germany
Holdings [Line Items]
Percent of Total Investments	3.60%
C000222595 | India
Holdings [Line Items]
Percent of Total Investments	0.90%
C000222595 | South Africa
Holdings [Line Items]
Percent of Total Investments	1.70%
C000222595 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.20%
C000222595 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230308 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230308 | Bruker Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000230308 | JGC Holdings Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230308 | Applied Materials, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230308 | Onto Innovation, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230308 | Axcelis Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230308 | Canon, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230308 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230308 | ASML Holding NV,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230308 | Taiwan Semiconductor Manufacturing Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230308 | Others country
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230308 | United States
Holdings [Line Items]
Percent of Total Investments	60.50%
C000230308 | France
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230308 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230308 | Japan
Holdings [Line Items]
Percent of Total Investments	17.70%
C000230308 | Germany
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230308 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.30%
C000230308 | South Korea
Holdings [Line Items]
Percent of Total Investments	7.10%
C000227376 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227376 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227376 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227376 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000227376 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227376 | Warner Bros Discovery, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000227376 | KLA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227376 | Intel Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227376 | Gilead Sciences, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227376 | AppLovin Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227376 | United States
Holdings [Line Items]
Percent of Total Investments	100.00%
C000261359 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000261359 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000261359 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000261359 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000261359 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000261359 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000261359 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000261359 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261359 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261359 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247835 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000247835 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000247835 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000247835 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000247835 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000247835 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247835 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247835 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247835 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247835 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230307 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230307 | Bilibili, Inc.,Z
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230307 | Nexon Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230307 | Lyft, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230307 | Electronic Arts, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230307 | Joby Aviation, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230307 | NetEase, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230307 | Take-Two Interactive Software, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230307 | Tencent Music Entertainment Group,A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230307 | Grab Holdings Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230307 | Others country
Holdings [Line Items]
Percent of Total Investments	5.10%
C000230307 | United States
Holdings [Line Items]
Percent of Total Investments	48.80%
C000230307 | China
Holdings [Line Items]
Percent of Total Investments	5.80%
C000230307 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	8.80%
C000230307 | Japan
Holdings [Line Items]
Percent of Total Investments	8.90%
C000230307 | Germany
Holdings [Line Items]
Percent of Total Investments	3.50%
C000230307 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.40%
C000230307 | South Korea
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230307 | Singapore
Holdings [Line Items]
Percent of Total Investments	4.30%
C000230307 | Poland
Holdings [Line Items]
Percent of Total Investments	3.50%
C000230307 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204726 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000204726 | Alibaba Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000204726 | eBay, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000204726 | Carvana Co.,A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000204726 | Coupang, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000204726 | Chewy, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000204726 | Wayfair, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000204726 | Bed Bath & Beyond, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000204726 | GigaCloud Technology, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000204726 | Buckle, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202974 | Chewy, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000202974 | IDEXX Laboratories, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000202974 | Freshpet, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000202974 | Zoetis, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000202974 | Virbac SACA,
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000202974 | Merck & Co., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000202974 | Pets at Home Group plc,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202974 | CVS Group plc,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202974 | Nestle SA (Registered),
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202974 | Trupanion, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000202974 | Others country
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202974 | United States
Holdings [Line Items]
Percent of Total Investments	65.60%
C000202974 | France
Holdings [Line Items]
Percent of Total Investments	7.40%
C000202974 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.20%
C000202974 | Canada
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202974 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.90%
C000202974 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.20%
C000202974 | Japan
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202974 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.90%
C000150378 | Northwestern Energy Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Andersons, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Black Hills Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | HA Sustainable Infrastructure Capital, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | CSG Systems International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Hillenbrand, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Portland General Electric Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Northwest Natural Holding Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150378 | Spire, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150378 | Standex International Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000261358 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000261358 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000261358 | Fabrinet,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000261358 | IonQ, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000261358 | Nextpower, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000261358 | Guardant Health, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000261358 | Kratos Defense & Security Solutions, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000261358 | Bridgebio Pharma, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000261358 | Madrigal Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000261358 | Ensign Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253563 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253563 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253563 | Fabrinet,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253563 | IonQ, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253563 | Nextpower, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253563 | Guardant Health, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253563 | Kratos Defense & Security Solutions, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253563 | Bridgebio Pharma, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253563 | Madrigal Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253563 | Coeur Mining, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000214312 | Black Hills Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214312 | Northwest Natural Holding Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214312 | Johnson & Johnson,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | Old Republic International Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | Medtronic plc,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | Walmart, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214312 | Cincinnati Financial Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214312 | Nucor Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214312 | Gorman-Rupp Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214312 | Coca-Cola Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | Kenvue, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Medtronic plc,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Cincinnati Financial Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131287 | Nucor Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | Albemarle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131287 | Cardinal Health, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131287 | CH Robinson Worldwide, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131287 | Expeditors International of Washington, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131287 | Caterpillar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Dover Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000261360 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000261360 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000261360 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000261360 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261360 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000261360 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000261360 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000261360 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261360 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000261360 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000160294 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000160294 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000160294 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000160294 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000160294 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000160294 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000160294 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160294 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000160294 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160294 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160295 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000160295 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000160295 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000160295 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000160295 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000160295 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000160295 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160295 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000160295 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160295 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160296 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000160296 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000160296 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000160296 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000160296 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000160296 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000160296 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160296 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160296 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160296 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160299 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160299 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000160299 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000160299 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000160299 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160299 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000160299 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160299 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000160299 | Johnson & Johnson,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000160299 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244194 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000244194 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000244194 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000244194 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244194 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244194 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244194 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244194 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244194 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244194 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238747 | Albemarle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238747 | Sigma Lithium Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000238747 | Liontown Resources Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238747 | Pilbara Minerals Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238747 | Chengxin Lithium Group Co. Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238747 | Sociedad Quimica y Minera de Chile SA,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238747 | IGO Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238747 | Pacific Metals Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238747 | Tibet Mineral Development Co. Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238747 | Tianqi Lithium Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238747 | Others country
Holdings [Line Items]
Percent of Total Investments	12.50%
C000238747 | United States
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238747 | France
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238747 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.10%
C000238747 | Canada
Holdings [Line Items]
Percent of Total Investments	9.10%
C000238747 | Australia
Holdings [Line Items]
Percent of Total Investments	18.40%
C000238747 | China
Holdings [Line Items]
Percent of Total Investments	29.70%
C000238747 | Japan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000238747 | South Africa
Holdings [Line Items]
Percent of Total Investments	7.10%
C000238747 | Indonesia
Holdings [Line Items]
Percent of Total Investments	6.30%
C000238747 | Chile
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230306 | T1 Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230306 | Eos Energy Enterprises, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230306 | SunPower, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230306 | First Solar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230306 | Energy Vault Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230306 | Arcosa, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230306 | GE Vernova, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230306 | Generac Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230306 | Sunrun, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230306 | Shoals Technologies Group, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230306 | Others country
Holdings [Line Items]
Percent of Total Investments	4.10%
C000230306 | United States
Holdings [Line Items]
Percent of Total Investments	84.20%
C000230306 | Canada
Holdings [Line Items]
Percent of Total Investments	6.00%
C000230306 | China
Holdings [Line Items]
Percent of Total Investments	5.70%
C000230304 | Zebra Technologies Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230304 | Applied Materials, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230304 | Emerson Electric Co.,
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000230304 | Autodesk, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000230304 | Rockwell Automation, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000230304 | Cognex Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230304 | Ouster, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230304 | 3D Systems Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230304 | SK Telecom Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230304 | Synopsys, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230304 | United States
Holdings [Line Items]
Percent of Total Investments	84.20%
C000230304 | Israel
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230304 | South Korea
Holdings [Line Items]
Percent of Total Investments	8.20%
C000230304 | Turkey
Holdings [Line Items]
Percent of Total Investments	3.70%
C000150377 | Northwestern Energy Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150377 | Black Hills Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150377 | Portland General Electric Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150377 | Old Republic International Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150377 | UGI Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150377 | DT Midstream, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150377 | Royal Gold, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150377 | Prosperity Bancshares, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150377 | Donaldson Co., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150377 | RenaissanceRe Holdings Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000214314 | Cisco Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214314 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214314 | Applied Materials, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214314 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214314 | CSG Systems International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214314 | Jack Henry & Associates, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214314 | Genpact Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214314 | Cass Information Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214314 | Analog Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214314 | Amphenol Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230303 | Axalta Coating Systems Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230303 | Applied Materials, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230303 | Merck & Co., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230303 | Hexcel Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230303 | Solvay SA,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230303 | Arkema SA,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230303 | PPG Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230303 | Sika AG (Registered),
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230303 | Syensqo SA,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230303 | RPM International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230303 | United States
Holdings [Line Items]
Percent of Total Investments	52.50%
C000230303 | France
Holdings [Line Items]
Percent of Total Investments	9.50%
C000230303 | Canada
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230303 | Belgium
Holdings [Line Items]
Percent of Total Investments	9.20%
C000230303 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.60%
C000230303 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230303 | Japan
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230303 | South Korea
Holdings [Line Items]
Percent of Total Investments	14.90%
C000234857 | CH Robinson Worldwide, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234857 | Expeditors International of Washington, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234857 | FedEx Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000234857 | Norfolk Southern Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234857 | Deutsche Post AG,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234857 | CSX Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234857 | Brambles Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234857 | Union Pacific Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234857 | United Parcel Service, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234857 | Canadian National Railway Co.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234857 | Others country
Holdings [Line Items]
Percent of Total Investments	5.80%
C000234857 | United States
Holdings [Line Items]
Percent of Total Investments	55.00%
C000234857 | Canada
Holdings [Line Items]
Percent of Total Investments	9.20%
C000234857 | Spain
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234857 | Australia
Holdings [Line Items]
Percent of Total Investments	5.50%
C000234857 | China
Holdings [Line Items]
Percent of Total Investments	5.50%
C000234857 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.10%
C000234857 | Japan
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234857 | Germany
Holdings [Line Items]
Percent of Total Investments	4.80%
C000234857 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.40%
C000234857 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.80%
C000082080 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000082081 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000082081 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000038820 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000038820 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000038820 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000038820 | Warner Bros Discovery, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000038820 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000038820 | Electronic Arts, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038820 | Take-Two Interactive Software, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038820 | Verizon Communications, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038820 | AT&T, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038820 | Walt Disney Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038810 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000038810 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000038810 | Home Depot, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000038810 | McDonald's Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038810 | TJX Cos., Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038810 | Booking Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038810 | Lowe's Cos., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038810 | Starbucks Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038810 | O'Reilly Automotive, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038810 | NIKE, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038809 | Walmart, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000038809 | Coca-Cola Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000038809 | Costco Wholesale Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000038809 | Procter & Gamble Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000038809 | Philip Morris International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000038809 | PepsiCo, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000038809 | Colgate-Palmolive Co.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038809 | Mondelez International, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038809 | Altria Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038809 | Monster Beverage Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018464 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018464 | Goldman Sachs Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018464 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018464 | Caterpillar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018464 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018464 | Home Depot, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018464 | American Express Co.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018464 | Amgen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018464 | Sherwin-Williams Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018464 | UnitedHealth Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038814 | Williams Cos., Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038814 | Kinder Morgan, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038814 | SLB Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038814 | Valero Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038814 | Marathon Petroleum Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038814 | Chevron Corp.,
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000038814 | EOG Resources, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038814 | Exxon Mobil Corp.,
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000038814 | ConocoPhillips,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000038814 | Phillips 66,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038811 | Morgan Stanley,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038811 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000038811 | Bank of America Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038811 | Goldman Sachs Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038811 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000038811 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000038811 | American Express Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038811 | Mastercard, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038811 | Wells Fargo & Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038811 | Citigroup, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063937 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000088640 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000038812 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000038812 | Gilead Sciences, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038812 | Merck & Co., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038812 | Johnson & Johnson,
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000038812 | Amgen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038812 | UnitedHealth Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038812 | AbbVie, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038812 | Abbott Laboratories,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038812 | Thermo Fisher Scientific, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038812 | Intuitive Surgical, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000098413 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000038813 | Caterpillar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038813 | GE Vernova, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038813 | Union Pacific Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038813 | General Electric Co.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000038813 | RTX Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000038813 | Uber Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038813 | Boeing Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038813 | Eaton Corp. plc,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038813 | Honeywell International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038813 | Deere & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038872 | Corteva, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038872 | Nucor Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000038872 | Sherwin-Williams Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000038872 | Linde plc,
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000038872 | Newmont Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000038872 | Ecolab, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000038872 | Freeport-McMoRan, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000038872 | Martin Marietta Materials, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038872 | Vulcan Materials Co.,
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038872 | Air Products and Chemicals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018463 | Comfort Systems USA, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018463 | Ciena Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018463 | Pure Storage, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018463 | Coherent Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018463 | Lumentum Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018463 | Flex Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018463 | United Therapeutics Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018463 | Curtiss-Wright Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Casey's General Stores, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Illumina, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088638 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000063940 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000063941 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000063942 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000063942 | iShares MSCI Japan ETF,
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000051848 | Gilead Sciences, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000051848 | Amgen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000051848 | United Therapeutics Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051848 | Vertex Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000051848 | Regeneron Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000051848 | Alnylam Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000051848 | AstraZeneca plc,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000051848 | Insmed, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051848 | Argenx SE,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051848 | Biogen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224815 | MongoDB, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224815 | Oracle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224815 | International Business Machines Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224815 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224815 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224815 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224815 | Pure Storage, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224815 | Arista Networks, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224815 | Lumen Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224815 | Akamai Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224813 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000018465 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018465 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018465 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018465 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018465 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018465 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018465 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018465 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018465 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018465 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257113 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000257113 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000257113 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000257113 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000257113 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000257113 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000257113 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000257113 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000257113 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263102 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263102 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263102 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263102 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000263102 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000263102 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000263102 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000263102 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000263102 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000263102 | Costco Wholesale Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038816 | American Tower Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000038816 | Welltower, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000038816 | Prologis, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000038816 | Equinix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000038816 | Simon Property Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000038816 | CBRE Group, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038816 | Realty Income Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038816 | Public Storage,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038816 | Digital Realty Trust, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038816 | Crown Castle, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038807 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000038807 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038807 | Fabrinet,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038807 | IonQ, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Nextpower, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Guardant Health, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Kratos Defense & Security Solutions, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Bridgebio Pharma, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Madrigal Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Coeur Mining, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018459 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018459 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000018459 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018459 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018459 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018459 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018459 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018459 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018459 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018459 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263307 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000263307 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263307 | Applied Materials, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263307 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263307 | Warner Bros Discovery, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000263307 | Intel Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000263307 | Albemarle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000263307 | Western Digital Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000263307 | Teradyne, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263307 | Seagate Technology Holdings plc,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038817 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000038817 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000038817 | QUALCOMM, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038817 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038817 | Applied Materials, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038817 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038817 | KLA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038817 | Intel Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038817 | Advanced Micro Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038817 | Texas Instruments, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038818 | InterDigital, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038818 | Lumen Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Hecla Mining Co.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038818 | SPX Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038818 | Dycom Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038818 | BorgWarner, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038818 | Sanmina Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | CareTrust REIT, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Armstrong World Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Advanced Energy Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038819 | Palantir Technologies, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038819 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000038819 | Oracle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038819 | International Business Machines Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038819 | Cisco Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038819 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000038819 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000038819 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038819 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038819 | Advanced Micro Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038821 | Sempra,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038821 | Exelon Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038821 | NextEra Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000038821 | Constellation Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000038821 | Southern Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038821 | Duke Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000038821 | American Electric Power Co., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038821 | Vistra Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038821 | Dominion Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038821 | Xcel Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074108 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074108 | Goldman Sachs Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000074108 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074108 | Caterpillar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000074108 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074108 | Home Depot, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074108 | American Express Co.,
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074108 | Amgen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074108 | Sherwin-Williams Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074108 | UnitedHealth Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074110 | Comfort Systems USA, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074110 | Ciena Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074110 | Pure Storage, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074110 | Coherent Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074110 | Lumentum Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074110 | Flex Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074110 | United Therapeutics Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074110 | Curtiss-Wright Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074110 | Casey's General Stores, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074110 | Illumina, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074098 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000074098 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000074098 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074098 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074098 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000074098 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074098 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074098 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074098 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074098 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074111 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074111 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074111 | Fabrinet,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074111 | IonQ, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074111 | Nextpower, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074111 | Guardant Health, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074111 | Kratos Defense & Security Solutions, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074111 | Bridgebio Pharma, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Madrigal Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Coeur Mining, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074109 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074109 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000074109 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074109 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074109 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074109 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074109 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074109 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074109 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074109 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245674 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000245659 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000231184 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000231184 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000231749 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000248851 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000248850 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	5.20%